INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INTANGIBLE ASSETS

Intangible assets as of June 30, 2011 and December 31, 2010 consisted of the following:

	30-Jun-11	31-Dec-10
	(Unaudited)

Technology license	$97,112	$97,112
Website development	12,894	10,394
Less: accumulated amortization	(59,437)	(51,616)
Intangibles, net	$50,569	$55,890

In the second quarter of 2009, the company renegotiated three of its technology licenses with Massachusetts General Hospital into one exclusive technology license. The net book value of the renegotiated licenses, $43,398, was used as the original cost of the new license and the remaining life of approximately 5 years. See Note 8 for commitments and contingencies associated with these licenses.

Intangible assets as of December 31, 2010 and December 31, 2009 consisted of the following:

	December 31, 2010	December 31, 2009

Technology license	$97,112	$97,112
Website development	10,394	10,394
Less: accumulated amortization	(51,616)	(35,973)
Intangibles, net	$55,890	$71,533

In the second quarter of 2009, FluoroPharma renegotiated three of its technology licenses with Massachusetts General Hospital into one exclusive technology license. The net book value of the renegotiated licenses, $43,398, was used as the original cost of the new license and the remaining life of approximately 5 years. See Note 8 for commitments and contingencies associated with these licenses.